Stock Issuances	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Stock Issuances

On March 12, 2012 we issued 10,000,000 shares of Class B common stock valued at $100,000 in exchange for 100% of the 40,000,000 outstanding ownership units of Mamma’s Best, LLC.  For additional detail related to this stock issuance see Note 5 – Business Acquisition.

On March 27, 2012 we issued an aggregate of 20,000,000 shares of Class A common stock and 40,000,000 shares of Class B common stock to Glen W. Carnes (Chairman and Chief Executive Officer) and Michael D. Young (President and Chief Operating Officer) with each receiving 10,000,000 shares of Class A common stock and 20,000,000 shares of Class B common stock for related party compensation of $2,569,697.

During March 2012 we issued an aggregate of 2,475,000 shares of Class B common stock for total cash consideration of $79,500.

In May 2010 the Company issued 15,000,000 shares of common at par value for cash totaling $15,000.

In December 2011 the Company’s former shareholders, directors, and officer converted $5,027 of previously accrued related party liabilities for operating expenses to additional paid in capital.

In December 2011 the Company amended its articles of incorporation and now has authorized capital as follows:

●	10,000,000 shares of preferred stock
●	75,000,000 shares of Class A common stock
●	225,000,000 shares of Class B common stock

Our Class A and Class B common stock has substantially the same rights with the exception of voting rights.  Each share of Class A common stock is entitled ten votes while each share of Class B common stock is entitled to one vote.

In December 2011 the Company issued 50,000,000 shares of Class A common stock to its new officers and directors, Glen Carnes and Michael Young, in consideration for services to be rendered to the Company in their new capacities with an estimated fair market value of $500,000.